Fidelity Massachusetts Municipal Income Fund
Fund Summary Fund: Fidelity® Massachusetts Municipal Income Fund
Investment Objective
The fund seeks a high level of current income, exempt from federal income tax and Massachusetts personal income tax.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Fidelity Massachusetts Municipal Income Fund Class: Fidelity Massachusetts Municipal Income Fund
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Massachusetts Municipal Income Fund Class: Fidelity Massachusetts Municipal Income Fund
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.46%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity Massachusetts Municipal Income Fund Class: Fidelity Massachusetts Municipal Income Fund
1 year	47
3 years	148
5 years	258
10 years	579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Massachusetts personal income taxes.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.55%	September 30, 2009
Lowest Quarter Return	-4.08%	December 31, 2010

Average Annual Returns
Average Annual Total Returns Fidelity Massachusetts Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Massachusetts Municipal Income Fund	10.37%	4.86%	5.21%
Return After Taxes on Distributions Class: Fidelity Massachusetts Municipal Income Fund	10.31%	4.83%	5.11%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Massachusetts Municipal Income Fund	8.19%	4.72%	5.04%
Barclays Capital® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	10.70%	5.22%	5.38%
Barclays Capital Massachusetts 3+ Year Enhanced Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	11.91%	5.88%	5.82%

Fidelity Massachusetts Municipal Money Market Fund
Fund Summary Fund: Fidelity® Massachusetts Municipal Money Market Fund
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Massachusetts Municipal Money Market Fund Class: Fidelity Massachusetts Municipal Money Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Massachusetts Municipal Money Market Fund Class: Fidelity Massachusetts Municipal Money Market Fund
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.50%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity Massachusetts Municipal Money Market Fund Class: Fidelity Massachusetts Municipal Money Market Fund
1 year	51
3 years	160
5 years	280
10 years	628

Principal Investment Strategies
  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Massachusetts personal income taxes.
  Potentially investing up to 20% of assets in municipal securities whose interest is subject to Massachusetts personal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.82%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2011

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Fidelity Massachusetts Municipal Money Market Fund Class: Fidelity Massachusetts Municipal Money Market Fund	0.01%	0.99%	1.23%

Retail | Fidelity Massachusetts AMT Tax-Free Money Market Fund
Fund Summary Fund/Class: Fidelity® Massachusetts AMT Tax-Free Money Market Fund/Fidelity Massachusetts AMT Tax-Free Money Market Fund
Investment Objective
The fund seeks as high a level of income, exempt from federal and Massachusetts personal income tax, as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Massachusetts AMT Tax-Free Money Market Fund Class: Fidelity Massachusetts AMT Tax-Free Money Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity Massachusetts AMT Tax-Free Money Market Fund Class: Fidelity Massachusetts AMT Tax-Free Money Market Fund
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Massachusetts AMT Tax-Free Money Market Fund Class: Fidelity Massachusetts AMT Tax-Free Money Market Fund
1 year	31
3 years	97
5 years	169
10 years	381

Principal Investment Strategies
  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Massachusetts personal income taxes.
  Potentially investing up to 20% of assets in municipal securities whose interest is subject to Massachusetts personal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.87%	June 30, 2007
Lowest Quarter Return	0.00%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Retail Fidelity Massachusetts AMT Tax-Free Money Market Fund Class: Fidelity Massachusetts AMT Tax-Free Money Market Fund	0.01%	1.08%	1.33%